Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Datum One Series Trust
Entity Central Index Key	0001806095
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000249526 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes International Equity Fund
Class Name	Class A
Trading Symbol	BIEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes International Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class A/BIEAX)	$55*	1.10%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 55	[1]
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BIEAX - A - Share
Summary of Results
The net asset value of the Brandes International Equity Fund (Class A Shares without load) advanced 1.01% in the trailing six months ended March 31, 2025, outperforming the negative 1.81%  return of the MSCI EAFE Index,  and underperforming the 3.62% return of the MSCI EAFE Value Index. Notable contributors included holdings in Brazil, China, and Italy. Meanwhile, allocations to Netherlands and Spain weighed on relative returns, as did several holdings in the United Kingdom. From a sector standpoint, select holdings in industrials, materials, and financials were solid performers, along with holdings in energy. Conversely, some holdings in communication services and consumer staples hurt returns. Furthermore, while our holdings in financials did well overall, our underweight to the sector detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Embraer (Brazil) and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in better-than-expected earnings with higher volumes and enhanced margins.
Financials | Intesa Sanpaolo (Italy), Barclays (United Kingdom), and Erste Group Bank (Austria).
Materials | Heidelberg Materials (Germany) and Buzzi (Italy).
TOP PERFORMANCE DETRACTORS
Consumer Staples | J Sainsbury (United Kingdom), Henkel (Germany), and Carrefour (France).
Communication Services | Publicis Groupe (France) and WPP (United Kingdom).
Underweight to Financials | Financials was the best-performing sector in the benchmark, up double digit while most other sectors declined.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Equity Fund (Class A/BIEAX) (with maximum sales charge)(1)	6.22%	16.17%	5.57%
Brandes International Equity Fund (Class A/BIEAX) (without sales charge)	12.70%	17.56%	6.20%
MSCI EAFE (Europe, Australasia and Far East) Index	4.88%	11.77%	5.40%
MSCI EAFE (Europe, Australasia and Far East) Value Index(2)	12.85%	14.77%	5.06%
(1)	Maximum sales charge imposed on Class A purchases is 5.75%.
(2)
Effective January 28, 2025, the Fund added the MSCI EAFE Value Index as a secondary benchmark to compare the Fund’s average annual return to a benchmark that the Adviser believes better aligns with the Fund’s investment objective and strategies.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	Effective January 28, 2025, the Fund added the MSCI EAFE Value Index as a secondary benchmark to compare the Fund’s average annual return to a benchmark that the Adviser believes better aligns with the Fund’s investment objective and strategies.
Net Assets	$ 1,285,933,681
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 3,596,985
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$1,285,933,681
Total number of portfolio holdings	73
Total advisory fees paid	$3,596,985
Portfolio turnover rate	17%

Holdings [Text Block]
Industry Sector as % of Net Assets
Consumer Staples	20.56%
Health Care	15.88%
Consumer Discretionary	12.11%
Financials	9.65%
Technology	8.85%
Industrials	8.52%
Communication Services	7.24%
Short-Term Investments	7.02%
Energy	5.74%
Materials	4.10%
Other	2.76%

Material Fund Change [Text Block]
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
C000249523 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes International Equity Fund
Class Name	Class C
Trading Symbol	BIECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes International Equity Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class C/BIECX)	$89*	1.78%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 89	[2]
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BIECX - C - Share
Summary of Results
The net asset value of the Brandes International Equity Fund (Class C Shares without load) advanced 0.62% in the trailing six months ended March 31, 2025, outperforming the negative 1.81%  return of the MSCI EAFE Index,  and underperforming the 3.62% return of the MSCI EAFE Value Index. Notable contributors included holdings in Brazil, China, and Italy. Meanwhile, allocations to Netherlands and Spain weighed on relative returns, as did several holdings in the United Kingdom. From a sector standpoint, select holdings in industrials, materials, and financials were solid performers, along with holdings in energy. Conversely, some holdings in communication services and consumer staples hurt returns. Furthermore, while our holdings in financials did well overall, our underweight to the sector detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Embraer (Brazil) and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in better-than-expected earnings with higher volumes and enhanced margins.
Financials | Intesa Sanpaolo (Italy), Barclays (United Kingdom), and Erste Group Bank (Austria).
Materials | Heidelberg Materials (Germany) and Buzzi (Italy).
TOP PERFORMANCE DETRACTORS
Consumer Staples | J Sainsbury (United Kingdom), Henkel (Germany), and Carrefour (France).
Communication Services | Publicis Groupe (France) and WPP (United Kingdom).
Underweight to Financials | Financials was the best-performing sector in the benchmark, up double digit while most other sectors declined.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C Shares of the Fund(1). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
(1)
The Class C shares’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Equity Fund (Class C/BIECX) (with maximum sales charge)(1),(2)	10.88%	16.76%	5.59%
Brandes International Equity Fund (Class C/BIECX) (without sales charge)(1)	11.88%	16.76%	5.59%
MSCI EAFE (Europe, Australasia and Far East) Index	4.88%	11.77%	5.40%
MSCI EAFE (Europe, Australasia and Far East) Value Index(3)	12.85%	14.77%	5.06%
(1)	The Class C shares’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.
(2)	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.
(3)
Effective January 28, 2025, the Fund added the MSCI EAFE Value Index as a secondary benchmark to compare the Fund’s average annual return to a benchmark that the Adviser believes better aligns with the Fund’s investment objective and strategies.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	Effective January 28, 2025, the Fund added the MSCI EAFE Value Index as a secondary benchmark to compare the Fund’s average annual return to a benchmark that the Adviser believes better aligns with the Fund’s investment objective and strategies.
Net Assets	$ 1,285,933,681
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 3,596,985
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$1,285,933,681
Total number of portfolio holdings	73
Total advisory fees paid	$3,596,985
Portfolio turnover rate	17%

Holdings [Text Block]
Industry Sector as % of Net Assets
Consumer Staples	20.56%
Health Care	15.88%
Consumer Discretionary	12.11%
Financials	9.65%
Technology	8.85%
Industrials	8.52%
Communication Services	7.24%
Short-Term Investments	7.02%
Energy	5.74%
Materials	4.10%
Other	2.76%

Material Fund Change [Text Block]
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
C000249524 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes International Equity Fund
Class Name	Class I
Trading Symbol	BIIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes International Equity Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class I/BIIEX)	$43*	0.85%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 43	[3]
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BIIEX - I - Share
Summary of Results
The net asset value of the Brandes International Equity Fund (Class I Shares) advanced 1.13% in the trailing six months ended March 31, 2025, outperforming the negative 1.81%  return of the MSCI EAFE Index,  and underperforming the 3.62% return of the MSCI EAFE Value Index. Notable contributors included holdings in Brazil, China, and Italy. Meanwhile, allocations to Netherlands and Spain weighed on relative returns, as did several holdings in the United Kingdom. From a sector standpoint, select holdings in industrials, materials, and financials were solid performers, along with holdings in energy. Conversely, some holdings in communication services and consumer staples hurt returns. Furthermore, while our holdings in financials did well overall, our underweight to the sector detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Embraer (Brazil) and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in better-than-expected earnings with higher volumes and enhanced margins.
Financials | Intesa Sanpaolo (Italy), Barclays (United Kingdom), and Erste Group Bank (Austria).
Materials | Heidelberg Materials (Germany) and Buzzi (Italy).
TOP PERFORMANCE DETRACTORS
Consumer Staples | J Sainsbury (United Kingdom), Henkel (Germany), and Carrefour (France).
Communication Services | Publicis Groupe (France) and WPP (United Kingdom).
Underweight to Financials | Financials was the best-performing sector in the benchmark, up double digit while most other sectors declined.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I Shares of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Equity Fund (Class I/BIIEX)	12.99%	17.88%	6.45%
MSCI EAFE (Europe, Australasia and Far East) Index	4.88%	11.77%	5.40%
MSCI EAFE (Europe, Australasia and Far East) Value Index(1)	12.85%	14.77%	5.06%
(1)
Effective January 28, 2025, the Fund added the MSCI EAFE Value Index as a secondary benchmark to compare the Fund’s average annual return to a benchmark that the Adviser believes better aligns with the Fund’s investment objective and strategies.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	Effective January 28, 2025, the Fund added the MSCI EAFE Value Index as a secondary benchmark to compare the Fund’s average annual return to a benchmark that the Adviser believes better aligns with the Fund’s investment objective and strategies.
Net Assets	$ 1,285,933,681
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 3,596,985
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$1,285,933,681
Total number of portfolio holdings	73
Total advisory fees paid	$3,596,985
Portfolio turnover rate	17%

Holdings [Text Block]
Industry Sector as % of Net Assets
Consumer Staples	20.56%
Health Care	15.88%
Consumer Discretionary	12.11%
Financials	9.65%
Technology	8.85%
Industrials	8.52%
Communication Services	7.24%
Short-Term Investments	7.02%
Energy	5.74%
Materials	4.10%
Other	2.76%

Material Fund Change [Text Block]
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
C000249525 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes International Equity Fund
Class Name	Class R6
Trading Symbol	BIERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes International Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class R6/BIERX)	$38*	0.75%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 38	[4]
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BIERX - R6 - Share
Summary of Results
The net asset value of the Brandes International Equity Fund (Class R6 Shares) advanced 1.15% in the trailing six months ended March 31, 2025, outperforming the negative 1.81%  return of the MSCI EAFE Index,  and underperforming the 3.62% return of the MSCI EAFE Value Index. Notable contributors included holdings in Brazil, China, and Italy. Meanwhile, allocations to Netherlands and Spain weighed on relative returns, as did several holdings in the United Kingdom. From a sector standpoint, select holdings in industrials, materials, and financials were solid performers, along with holdings in energy. Conversely, some holdings in communication services and consumer staples hurt returns. Furthermore, while our holdings in financials did well overall, our underweight to the sector detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Embraer (Brazil) and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in better-than-expected earnings with higher volumes and enhanced margins.
Financials | Intesa Sanpaolo (Italy), Barclays (United Kingdom), and Erste Group Bank (Austria).
Materials | Heidelberg Materials (Germany) and Buzzi (Italy).
TOP PERFORMANCE DETRACTORS
Consumer Staples | J Sainsbury (United Kingdom), Henkel (Germany), and Carrefour (France).
Communication Services | Publicis Groupe (France) and WPP (United Kingdom).
Underweight to Financials | Financials was the best-performing sector in the benchmark, up double digit while most other sectors declined.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 Shares of the Fund(1). It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
(1)Performance shown prior to February 1, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Equity Fund (Class R6/BIERX)(1)	13.08%	17.99%	6.58%
MSCI EAFE (Europe, Australasia and Far East) Index	4.88%	11.77%	5.40%
MSCI EAFE (Europe, Australasia and Far East) Value Index(2)	12.85%	14.77%	5.06%
(1)	Performance shown prior to February 1, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.
(2)
Effective January 28, 2025, the Fund added the MSCI EAFE Value Index as a secondary benchmark to compare the Fund’s average annual return to a benchmark that the Adviser believes better aligns with the Fund’s investment objective and strategies.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	Effective January 28, 2025, the Fund added the MSCI EAFE Value Index as a secondary benchmark to compare the Fund’s average annual return to a benchmark that the Adviser believes better aligns with the Fund’s investment objective and strategies.
Net Assets	$ 1,285,933,681
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 3,596,985
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$1,285,933,681
Total number of portfolio holdings	73
Total advisory fees paid	$3,596,985
Portfolio turnover rate	17%

Holdings [Text Block]
Industry Sector as % of Net Assets
Consumer Staples	20.56%
Health Care	15.88%
Consumer Discretionary	12.11%
Financials	9.65%
Technology	8.85%
Industrials	8.52%
Communication Services	7.24%
Short-Term Investments	7.02%
Energy	5.74%
Materials	4.10%
Other	2.76%

Material Fund Change [Text Block]
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
C000249527 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes International Small Cap Equity Fund
Class Name	Class A
Trading Symbol	BISAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class A/BISAX)	$68*	1.32%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 68	[5]
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BISAX - A - Share
Summary of Results
The net asset value of the Brandes International Small Cap Equity Fund (Class A Shares without load) advanced 7.05% in the trailing six months ended March 31, 2025, outperforming the negative 7.06% return of the MSCI ACWI ex-USA Small Cap Index, as well as outperforming the negative 5.37% return of the MSCI ACWI ex-USA Small Cap Value Index. Notable contributors included holdings in the United Kingdom, France, Brazil, and Hungary. Meanwhile, holdings in Ireland weighed on relative returns, as did the lack of exposure to Israel. From a sector standpoint, holdings in industrials, financials,  and communication services were standout performers, whereas allocations to energy and select holdings in consumer staples and health care detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense | Embraer (Brazil), CAE (Canada),  and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in better-than-expected earnings with higher volumes and enhanced margins.
Banks | Hyakugo Bank and Hachijuni Bank (Japan), AIB Group (Ireland), and Nova Ljubljanska banka (Slovenia).
Communication Services | Magyar Telekom (Hungary), Millicom International Cellular (Luxembourg), and Boyaa Interactive International (China).
TOP PERFORMANCE DETRACTORS
Energy | Yellow Cake (United Kingdom) and Pason Systems (Canada).
Health Care | Euroapi (France), Grifols (Spain), and Avadel Pharmaceuticals (Ireland).
Consumer Staples | C&C Group and Greencore Group (Ireland), and PT Indofood (Indonesia). C&C Group fell amid a weaker hospitality industry in the U.K., a key market for the company. The firm also faced market skepticism about the timing of its turnaround and the initial implementation of its strategic plan to simplify the business and improve its brand.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Small Cap Equity Fund (Class A/BISAX) (with maximum sales charge)(1)	18.00%	23.03%	7.68%
Brandes International Small Cap Equity Fund (Class A/BISAX) (without sales charge)	25.20%	24.50%	8.32%
MSCI ACWI ex USA Index	6.09%	10.92%	4.98%
MSCI ACWI ex USA Small Cap Index	1.87%	11.84%	5.32%
MSCI ACWI Ex-USA Small Cap Value Index	4.14%	13.71%	5.48%
(1)	Maximum sales charge imposed on Class A purchases is 5.75%.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 783,893,891
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 3,271,466
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$783,893,891
Total number of portfolio holdings	73
Total advisory fees paid	$3,271,466
Portfolio turnover rate	17%

Holdings [Text Block]
Industry Sector as % of Net Assets
Industrials	24.84%
Financials	15.74%
Consumer Staples	13.99%
Health Care	12.97%
Communication Services	8.60%
Materials	7.27%
Real Estate	4.55%
Consumer Discretionary	3.65%
Short-Term Investments	2.81%
Utilities	2.72%
Energy	2.25%
Other	1.96%

Material Fund Change [Text Block]
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
C000249528 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes International Small Cap Equity Fund
Class Name	Class C
Trading Symbol	BINCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class C/BINCX)	$103*	1.99%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 103	[6]
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BINCX - C - Share
Summary of Results
The net asset value of the Brandes International Small Cap Equity Fund (Class C Shares without load) advanced 6.69% in the trailing six months ended March 31, 2025, outperforming the negative 7.06% return of the MSCI ACWI ex-USA Small Cap Index, as well as outperforming the negative 5.37% return of the MSCI ACWI ex-USA Small Cap Value Index. Notable contributors included holdings in the United Kingdom, France, Brazil, and Hungary. Meanwhile, holdings in Ireland weighed on relative returns, as did the lack of exposure to Israel. From a sector standpoint, holdings in industrials, financials,  and communication services were standout performers, whereas allocations to energy and select holdings in consumer staples and health care detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense | Embraer (Brazil), CAE (Canada),  and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in better-than-expected earnings with higher volumes and enhanced margins.
Banks | Hyakugo Bank and Hachijuni Bank (Japan), AIB Group (Ireland), and Nova Ljubljanska banka (Slovenia).
Communication Services | Magyar Telekom (Hungary), Millicom International Cellular (Luxembourg), and Boyaa Interactive International (China).
TOP PERFORMANCE DETRACTORS
Energy | Yellow Cake (United Kingdom) and Pason Systems (Canada).
Health Care | Euroapi (France), Grifols (Spain), and Avadel Pharmaceuticals (Ireland).
Consumer Staples | C&C Group and Greencore Group (Ireland), and PT Indofood (Indonesia). C&C Group fell amid a weaker hospitality industry in the U.K., a key market for the company. The firm also faced market skepticism about the timing of its turnaround and the initial implementation of its strategic plan to simplify the business and improve its brand.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Small Cap Equity Fund (Class C/BINCX) (with maximum sales charge)(1),(2)	23.23%	23.72%	7.74%
Brandes International Small Cap Equity Fund (Class C/BINCX) (without sales charge)(1)	24.23%	23.72%	7.74%
MSCI ACWI ex USA Index	6.09%	10.92%	4.98%
MSCI ACWI ex USA Small Cap Index	1.87%	11.84%	5.32%
MSCI ACWI Ex-USA Small Cap Value Index	4.14%	13.71%	5.48%
(1)	The Class C shares’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.
(2)	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 783,893,891
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 3,271,466
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$783,893,891
Total number of portfolio holdings	73
Total advisory fees paid	$3,271,466
Portfolio turnover rate	17%

Holdings [Text Block]
Industry Sector as % of Net Assets
Industrials	24.84%
Financials	15.74%
Consumer Staples	13.99%
Health Care	12.97%
Communication Services	8.60%
Materials	7.27%
Real Estate	4.55%
Consumer Discretionary	3.65%
Short-Term Investments	2.81%
Utilities	2.72%
Energy	2.25%
Other	1.96%

Material Fund Change [Text Block]
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
C000249529 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes International Small Cap Equity Fund
Class Name	Class I
Trading Symbol	BISMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class I/BISMX)	$57*	1.10%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 57	[7]
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BISMX - I - Share
Summary of Results
The net asset value of the Brandes International Small Cap Equity Fund (Class I Shares) advanced 7.17% in the trailing six months ended March 31, 2025, outperforming the negative 7.06% return of the MSCI ACWI ex-USA Small Cap Index, as well as outperforming the negative 5.37% return of the MSCI ACWI ex-USA Small Cap Value Index. Notable contributors included holdings in the United Kingdom, France, Brazil, and Hungary. Meanwhile, holdings in Ireland weighed on relative returns, as did the lack of exposure to Israel. From a sector standpoint, holdings in industrials, financials,  and communication services were standout performers, whereas allocations to energy and select holdings in consumer staples and health care detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense | Embraer (Brazil), CAE (Canada),  and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in better-than-expected earnings with higher volumes and enhanced margins.
Banks | Hyakugo Bank and Hachijuni Bank (Japan), AIB Group (Ireland), and Nova Ljubljanska banka (Slovenia).
Communication Services | Magyar Telekom (Hungary), Millicom International Cellular (Luxembourg), and Boyaa Interactive International (China).
TOP PERFORMANCE DETRACTORS
Energy | Yellow Cake (United Kingdom) and Pason Systems (Canada).
Health Care | Euroapi (France), Grifols (Spain), and Avadel Pharmaceuticals (Ireland).
Consumer Staples | C&C Group and Greencore Group (Ireland), and PT Indofood (Indonesia). C&C Group fell amid a weaker hospitality industry in the U.K., a key market for the company. The firm also faced market skepticism about the timing of its turnaround and the initial implementation of its strategic plan to simplify the business and improve its brand.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I Shares of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Small Cap Equity Fund (Class I/BISMX)	25.42%	24.73%	8.55%
MSCI ACWI ex USA Index	6.09%	10.92%	4.98%
MSCI ACWI ex USA Small Cap Index	1.87%	11.84%	5.32%
MSCI ACWI Ex-USA Small Cap Value Index	4.14%	13.71%	5.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 783,893,891
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 3,271,466
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$783,893,891
Total number of portfolio holdings	73
Total advisory fees paid	$3,271,466
Portfolio turnover rate	17%

Holdings [Text Block]
Industry Sector as % of Net Assets
Industrials	24.84%
Financials	15.74%
Consumer Staples	13.99%
Health Care	12.97%
Communication Services	8.60%
Materials	7.27%
Real Estate	4.55%
Consumer Discretionary	3.65%
Short-Term Investments	2.81%
Utilities	2.72%
Energy	2.25%
Other	1.96%

Material Fund Change [Text Block]
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
C000249530 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes International Small Cap Equity Fund
Class Name	Class R6
Trading Symbol	BISRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class R6/BISRX)	$52*	1.00%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 52	[8]
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BISRX - R6 - Share
Summary of Results
The net asset value of the Brandes International Small Cap Equity Fund (Class R6 Shares) advanced 7.22% in the trailing six months ended March 31, 2025, outperforming the negative 7.06% return of the MSCI ACWI ex-USA Small Cap Index, as well as outperforming the negative 5.37% return of the MSCI ACWI ex-USA Small Cap Value Index. Notable contributors included holdings in the United Kingdom, France, Brazil, and Hungary. Meanwhile, holdings in Ireland weighed on relative returns, as did the lack of exposure to Israel. From a sector standpoint, holdings in industrials, financials,  and communication services were standout performers, whereas allocations to energy and select holdings in consumer staples and health care detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense | Embraer (Brazil), CAE (Canada),  and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in better-than-expected earnings with higher volumes and enhanced margins.
Banks | Hyakugo Bank and Hachijuni Bank (Japan), AIB Group (Ireland), and Nova Ljubljanska banka (Slovenia).
Communication Services | Magyar Telekom (Hungary), Millicom International Cellular (Luxembourg), and Boyaa Interactive International (China).
TOP PERFORMANCE DETRACTORS
Energy | Yellow Cake (United Kingdom) and Pason Systems (Canada).
Health Care | Euroapi (France), Grifols (Spain), and Avadel Pharmaceuticals (Ireland).
Consumer Staples | C&C Group and Greencore Group (Ireland), and PT Indofood (Indonesia). C&C Group fell amid a weaker hospitality industry in the U.K., a key market for the company. The firm also faced market skepticism about the timing of its turnaround and the initial implementation of its strategic plan to simplify the business and improve its brand.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 Shares of the Fund(1). It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
(1)	Performance shown prior to June 27, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Small Cap Equity Fund (Class R6/BISRX)(1)	25.63%	24.89%	8.67%
MSCI ACWI ex USA Index	6.09%	10.92%	4.98%
MSCI ACWI ex USA Small Cap Index	1.87%	11.84%	5.32%
MSCI ACWI Ex-USA Small Cap Value Index	4.14%	13.71%	5.48%
(1)	Performance shown prior to June 27, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 783,893,891
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 3,271,466
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$783,893,891
Total number of portfolio holdings	73
Total advisory fees paid	$3,271,466
Portfolio turnover rate	17%

Holdings [Text Block]
Industry Sector as % of Net Assets
Industrials	24.84%
Financials	15.74%
Consumer Staples	13.99%
Health Care	12.97%
Communication Services	8.60%
Materials	7.27%
Real Estate	4.55%
Consumer Discretionary	3.65%
Short-Term Investments	2.81%
Utilities	2.72%
Energy	2.25%
Other	1.96%

Material Fund Change [Text Block]
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
C000249532 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes Global Equity Fund
Class Name	Class A
Trading Symbol	BGEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Global Equity Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Global Equity Fund (Class A/BGEAX)	$64*	1.25%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 64	[9]
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BGEAX - A - Share
Summary of Results
The net asset value of the Brandes Global Equity Fund (Class A Shares without load) increased 4.39% in the trailing six months ended March 31, 2025, outperforming the negative 1.95% return of the MSCI World Index, as well as  the 0.41% return of the MSCI World Value Index. Notable contributors included holdings in the United States, Brazil, and the United Kingdom. Meanwhile, allocations to France and South Korea weighed on relative returns. From a sector standpoint, holdings in industrials and financials helped performance, along with our underweight to information technology. Conversely, allocations to consumer discretionary and communication services detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Embraer (Brazil) and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in better-than-expected earnings with higher volumes and enhanced margins.
Financials | Wells Fargo and Fiserv (U.S.), and Erste Group Bank (Austria).
Underweight to IT | Market concerns about semiconductor spending led to a pullback of technology-related companies and our underweight to IT helped relative returns.
TOP PERFORMANCE DETRACTORS
Communication Services I Publicis Groupe (France), Comcast (United States), and WPP (United Kingdom).
Consumer Discretionary I Genting Bhd (Malaysia), Kering (France), and Mohawk Industries (U.S.). Kering weakened after its recently appointed CEO announced a new creative director for the company’s Gucci brand.
South Korea I Samsung Electronics (Technology) and Hyundai Motor (Consumer Discretionary).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Global Equity Fund (Class A/BGEAX) (with maximum sales charge)(1)	4.05%	17.77%	7.03%
Brandes Global Equity Fund (Class A/BGEAX) (without sales charge)	10.41%	19.17%	7.67%
MSCI World Index	7.04%	16.13%	9.50%
MSCI World Value Index(2)	8.69%	14.98%	7.14%
(1)	Maximum sales charge imposed on Class A purchases is 5.75%.
(2)
Effective January 28, 2025, the Fund added the MSCI World Value Index as a secondary benchmark to compare the Fund’s average annual return to a benchmark that the Adviser believes better aligns with the Fund’s investment objective and strategies.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	Effective January 28, 2025, the Fund added the MSCI World Value Index as a secondary benchmark to compare the Fund’s average annual return to a benchmark that the Adviser believes better aligns with the Fund’s investment objective and strategies.
Net Assets	$ 50,551,420
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 138,413
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$50,551,420
Total number of portfolio holdings	71
Total advisory fees paid	$138,413
Portfolio turnover rate	13%

Holdings [Text Block]
Industry Sector as % of Net Assets
Financials	22.80%
Health Care	21.05%
Consumer Staples	10.71%
Industrials	9.50%
Consumer Discretionary	8.76%
Technology	8.45%
Energy	6.13%
Materials	4.85%
Communication Services	4.83%
Other	2.53%

Material Fund Change [Text Block]
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
C000249533 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes Global Equity Fund
Class Name	Class C
Trading Symbol	BGVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Global Equity Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Global Equity Fund (Class C/BGVCX)	$102*	2.00%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 102	[10]
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BGVCX - C - Share
Summary of Results
The net asset value of the Brandes Global Equity Fund (Class C Shares without load) increased 3.98% in the trailing six months ended March 31, 2025, outperforming the negative 1.95% return of the MSCI World Index, as well as  the 0.41% return of the MSCI World Value Index. Notable contributors included holdings in the United States, Brazil, and the United Kingdom. Meanwhile, allocations to France and South Korea weighed on relative returns. From a sector standpoint, holdings in industrials and financials helped performance, along with our underweight to information technology. Conversely, allocations to consumer discretionary and communication services detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Embraer (Brazil) and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in better-than-expected earnings with higher volumes and enhanced margins.
Financials | Wells Fargo and Fiserv (U.S.), and Erste Group Bank (Austria).
Underweight to IT | Market concerns about semiconductor spending led to a pullback of technology-related companies and our underweight to IT helped relative returns.
TOP PERFORMANCE DETRACTORS
Communication Services I Publicis Groupe (France), Comcast (United States), and WPP (United Kingdom).
Consumer Discretionary I Genting Bhd (Malaysia), Kering (France), and Mohawk Industries (U.S.). Kering weakened after its recently appointed CEO announced a new creative director for the company’s Gucci brand.
South Korea I Samsung Electronics (Technology) and Hyundai Motor (Consumer Discretionary).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Global Equity Fund (Class C/BGVCX) (with maximum sales charge)(1),(2)	8.57%	18.29%	7.03%
Brandes Global Equity Fund (Class C/BGVCX) (without sales charge)(1)	9.57%	18.29%	7.03%
MSCI World Index	7.04%	16.13%	9.50%
MSCI World Value Index(3)	8.69%	14.98%	7.14%
(1)	The Class C shares’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.
(2)	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.
(3)
Effective January 28, 2025, the Fund added the MSCI World Value Index as a secondary benchmark to compare the Fund’s average annual return to a benchmark that the Adviser believes better aligns with the Fund’s investment objective and strategies.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	Effective January 28, 2025, the Fund added the MSCI World Value Index as a secondary benchmark to compare the Fund’s average annual return to a benchmark that the Adviser believes better aligns with the Fund’s investment objective and strategies.
Net Assets	$ 50,551,420
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 138,413
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$50,551,420
Total number of portfolio holdings	71
Total advisory fees paid	$138,413
Portfolio turnover rate	13%

Holdings [Text Block]
Industry Sector as % of Net Assets
Financials	22.80%
Health Care	21.05%
Consumer Staples	10.71%
Industrials	9.50%
Consumer Discretionary	8.76%
Technology	8.45%
Energy	6.13%
Materials	4.85%
Communication Services	4.83%
Other	2.53%

Material Fund Change [Text Block]
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
C000249534 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes Global Equity Fund
Class Name	Class I
Trading Symbol	BGVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Global Equity Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Global Equity Fund (Class I/BGVIX)	$51*	1.00%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 51	[11]
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BGVIX - I - Share
Summary of Results
The net asset value of the Brandes Global Equity Fund (Class I Shares) increased 4.51% in the trailing six months ended March 31, 2025, outperforming the negative 1.95% return of the MSCI World Index, as well as  the 0.41% return of the MSCI World Value Index. Notable contributors included holdings in the United States, Brazil, and the United Kingdom. Meanwhile, allocations to France and South Korea weighed on relative returns. From a sector standpoint, holdings in industrials and financials helped performance, along with our underweight to information technology. Conversely, allocations to consumer discretionary and communication services detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Embraer (Brazil) and Rolls-Royce (United Kingdom). Both Embraer and Rolls-Royce benefited from the continued recovery in their end-markets, which resulted in better-than-expected earnings with higher volumes and enhanced margins.
Financials | Wells Fargo and Fiserv (U.S.), and Erste Group Bank (Austria).
Underweight to IT | Market concerns about semiconductor spending led to a pullback of technology-related companies and our underweight to IT helped relative returns.
TOP PERFORMANCE DETRACTORS
Communication Services I Publicis Groupe (France), Comcast (United States), and WPP (United Kingdom).
Consumer Discretionary I Genting Bhd (Malaysia), Kering (France), and Mohawk Industries (U.S.). Kering weakened after its recently appointed CEO announced a new creative director for the company’s Gucci brand.
South Korea I Samsung Electronics (Technology) and Hyundai Motor (Consumer Discretionary).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I Shares of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Global Equity Fund (Class I/BGVIX)	10.65%	19.47%	7.93%
MSCI World Index	7.04%	16.13%	9.50%
MSCI World Value Index(1)	8.69%	14.98%	7.14%
(1)
Effective January 28, 2025, the Fund added the MSCI World Value Index as a secondary benchmark to compare the Fund’s average annual return to a benchmark that the Adviser believes better aligns with the Fund’s investment objective and strategies.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	Effective January 28, 2025, the Fund added the MSCI World Value Index as a secondary benchmark to compare the Fund’s average annual return to a benchmark that the Adviser believes better aligns with the Fund’s investment objective and strategies.
Net Assets	$ 50,551,420
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 138,413
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$50,551,420
Total number of portfolio holdings	71
Total advisory fees paid	$138,413
Portfolio turnover rate	13%

Holdings [Text Block]
Industry Sector as % of Net Assets
Financials	22.80%
Health Care	21.05%
Consumer Staples	10.71%
Industrials	9.50%
Consumer Discretionary	8.76%
Technology	8.45%
Energy	6.13%
Materials	4.85%
Communication Services	4.83%
Other	2.53%

Material Fund Change [Text Block]
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
C000249535 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes Small Cap Value Fund
Class Name	Class A
Trading Symbol	BSCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Small Cap Value Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Small Cap Value Fund (Class A/BSCAX)	$57*	1.15%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 57	[12]
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BSCAX - A - Share
Summary of Results
The net asset value of the Brandes Small Cap Value Fund (Class A Shares without load) fell 1.22% in the trailing six months ended March 31, 2025, outperforming the negative 8.72% return of the Russell 2000 Value Index and the negative 9.18% return of the broad Russell 2000 Index. Notable contributors were select holdings in aerospace & defense, energy, and information technology. Meanwhile, our underweight to financials hurt relative returns, along with several holdings in materials and pharmaceuticals.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense | Embraer, National Presto Industries, CAE, and Park Aerospace. Embraer has maintained its impressive streak, announcing several new wins against competitors in its defense business. This, coupled with an expanding order backlog for regional jets, has further boosted market confidence in the company’s prospects.
Energy | Innovex International (Energy Equipment & Services) and Expand Energy Corporation (Oil, Gas, & Consumable Fuels).
Information Technology | NETGEAR (communications equipment) and SolarWinds (Software). SolarWinds benefited from buyout announcements. In February, Turn/River Capital announced that it would buy SolarWinds for $18.5/share, approximately a 35% premium to the average 90-day trading price of $13.70.
TOP PERFORMANCE DETRACTORS
Underweight to Financials | Financials held up better than most sectors in the benchmark and our significant underweight hurt relative returns, although our holdings performed better than the benchmark’s financials constituents.
Materials | Sealed Air Corporation (Containers & Packaging), Minerals Technologies and Scotts Miracle-Gro (Chemicals).
Pharmaceuticals | Avadel Pharmaceuticals and Elanco Animal Health.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Small Cap Value Fund (Class A/BSCAX) (with maximum sales charge)(1)	-2.65%	19.70%	9.68%
Brandes Small Cap Value Fund (Class A/BSCAX) (without sales charge)	3.28%	21.12%	10.33%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2000 Index	-4.01%	13.27%	6.30%
Russell 2000 Value Index	-3.12%	15.31%	6.07%
(1)	Maximum sales charge imposed on Class A purchases is 5.75%.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 118,524,059
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 271,878
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$118,524,059
Total number of portfolio holdings	46
Total advisory fees paid	$271,878
Portfolio turnover rate	22%

Holdings [Text Block]	Industry Sector as % of Net Assets
Industrials	41.64%
Health Care	15.00%
Consumer Staples	9.02%
Materials	8.22%
Consumer Discretionary	7.96%
Energy	7.06%
Technology	6.35%
Financials	3.78%
Other	1.08%

Material Fund Change [Text Block]
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
C000249537 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes Small Cap Value Fund
Class Name	Class I
Trading Symbol	BSCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Small Cap Value Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Small Cap Value Fund (Class I/BSCMX)	$45*	0.90%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 45	[13]
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BSCMX - I - Share
Summary of Results
The net asset value of the Brandes Small Cap Value Fund (Class I Shares) fell 1.09% in the trailing six months ended March 31, 2025, outperforming the negative 8.72% return of the Russell 2000 Value Index and the negative 9.18% return of the broad Russell 2000 Index. Notable contributors were select holdings in aerospace & defense, energy, and information technology. Meanwhile, our underweight to financials hurt relative returns, along with several holdings in materials and pharmaceuticals.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense | Embraer, National Presto Industries, CAE, and Park Aerospace. Embraer has maintained its impressive streak, announcing several new wins against competitors in its defense business. This, coupled with an expanding order backlog for regional jets, has further boosted market confidence in the company’s prospects.
Energy | Innovex International (Energy Equipment & Services) and Expand Energy Corporation (Oil, Gas, & Consumable Fuels).
Information Technology | NETGEAR (communications equipment) and SolarWinds (Software). SolarWinds benefited from buyout announcements. In February, Turn/River Capital announced that it would buy SolarWinds for $18.5/share, approximately a 35% premium to the average 90-day trading price of $13.70.
TOP PERFORMANCE DETRACTORS
Underweight to Financials | Financials held up better than most sectors in the benchmark and our significant underweight hurt relative returns, although our holdings performed better than the benchmark’s financials constituents.
Materials | Sealed Air Corporation (Containers & Packaging), Minerals Technologies and Scotts Miracle-Gro (Chemicals).
Pharmaceuticals | Avadel Pharmaceuticals and Elanco Animal Health.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I Shares of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Small Cap Value Fund (Class I/BSCMX)	3.57%	21.44%	10.64%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2000 Index	-4.01%	13.27%	6.30%
Russell 2000 Value Index	-3.12%	15.31%	6.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 118,524,059
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 271,878
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$118,524,059
Total number of portfolio holdings	46
Total advisory fees paid	$271,878
Portfolio turnover rate	22%

Holdings [Text Block]	Industry Sector as % of Net Assets
Industrials	41.64%
Health Care	15.00%
Consumer Staples	9.02%
Materials	8.22%
Consumer Discretionary	7.96%
Energy	7.06%
Technology	6.35%
Financials	3.78%
Other	1.08%

Material Fund Change [Text Block]
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
C000249536 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes Small Cap Value Fund
Class Name	Class R6
Trading Symbol	BSCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Small Cap Value Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Small Cap Value Fund (Class R6/BSCRX)	$36*	0.72%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 36	[14]
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BSCRX - R6 - Share
Summary of Results
The net asset value of the Brandes Small Cap Value Fund (Class R6 Shares) fell 1.06% in the trailing six months ended March 31, 2025, outperforming the negative 8.72% return of the Russell 2000 Value Index and the negative 9.18% return of the broad Russell 2000 Index. Notable contributors were select holdings in aerospace & defense, energy, and information technology. Meanwhile, our underweight to financials hurt relative returns, along with several holdings in materials and pharmaceuticals.
TOP PERFORMANCE CONTRIBUTORS
Aerospace & Defense | Embraer, National Presto Industries, CAE, and Park Aerospace. Embraer has maintained its impressive streak, announcing several new wins against competitors in its defense business. This, coupled with an expanding order backlog for regional jets, has further boosted market confidence in the company’s prospects.
Energy | Innovex International (Energy Equipment & Services) and Expand Energy Corporation (Oil, Gas, & Consumable Fuels).
Information Technology | NETGEAR (communications equipment) and SolarWinds (Software). SolarWinds benefited from buyout announcements. In February, Turn/River Capital announced that it would buy SolarWinds for $18.5/share, approximately a 35% premium to the average 90-day trading price of $13.70.
TOP PERFORMANCE DETRACTORS
Underweight to Financials | Financials held up better than most sectors in the benchmark and our significant underweight hurt relative returns, although our holdings performed better than the benchmark’s financials constituents.
Materials | Sealed Air Corporation (Containers & Packaging), Minerals Technologies and Scotts Miracle-Gro (Chemicals).
Pharmaceuticals | Avadel Pharmaceuticals and Elanco Animal Health.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 Shares of the Fund(1). It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
(1)	Performance shown prior to January 2, 2018 for Class R6 shares reflects the performance of Class I shares.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Small Cap Value Fund (Class R6/BSCRX)(1)	3.74%	21.77%	10.05%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2000 Index	-4.01%	13.27%	6.30%
Russell 2000 Value Index	-3.12%	15.31%	6.07%
(1)	Performance shown prior to January 2, 2018 for Class R6 shares reflects the performance of Class I shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 118,524,059
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 271,878
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$118,524,059
Total number of portfolio holdings	46
Total advisory fees paid	$271,878
Portfolio turnover rate	22%

Holdings [Text Block]	Industry Sector as % of Net Assets
Industrials	41.64%
Health Care	15.00%
Consumer Staples	9.02%
Materials	8.22%
Consumer Discretionary	7.96%
Energy	7.06%
Technology	6.35%
Financials	3.78%
Other	1.08%

Material Fund Change [Text Block]
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
C000249540 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes Emerging Markets Value Fund
Class Name	Class A
Trading Symbol	BEMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class A/BEMAX)	$65*	1.32%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 65	[15]
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BEMAX - A - Share
Summary of Results
The net asset value of the Brandes Emerging Markets Value Fund (Class A Shares without load) fell 3.41% in the trailing six months ended March 31, 2025, outperforming the negative 5.31% return of the MSCI Emerging Markets Index and the negative 5.29% return of the MSCI Emerging Markets Value Index. Notable contributors included select holdings in industrials and communication services, as well as our underweight to India. Conversely,  several holdings in financials hurt returns, along with positions in China and Indonesia.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Embraer (Brazil). Embraer has maintained its impressive streak, announcing several new wins against competitors in its defense business. This, coupled with an expanding order backlog for regional jets, has further boosted market confidence in the company’s prospects.
Communication Services | Netase (China) and Millicom International Cellular (Luxembourg).
Underweight to India | India underperformed the overall benchmark and our significant underweight aided relative returns.
TOP PERFORMANCE DETRACTORS
Financials | Induslnd Bank (India), Bank Rakyat Indonesia, and Chailease Holding (Taiwan).
China | China Education Group and Galaxy Entertainment (Consumer Discretionary), underweight to China.
Indonesia | Gudang Garam (Tobacco), PT Telkom Indonesia (Diversified Telecommunication Services), and PT Indofood Sukses Makmur (Food Products).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Emerging Markets Value Fund (Class A/BEMAX) (with maximum sales charge)(1)	-0.68%	8.69%	2.86%
Brandes Emerging Markets Value Fund (Class A/BEMAX) (without sales charge)	5.38%	9.99%	3.47%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%
MSCI Emerging Markets Value Index(2)	7.60%	9.81%	3.21%
(1)	Maximum sales charge imposed on Class A purchases is 5.75%.
(2)
Effective January 28, 2025, the Fund added the MSCI Emerging Markets Value Index as a secondary benchmark to compare the Fund's average annual return to a benchmark that the Adviser believes better aligns with the Fund's investment objective and strategies.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	Effective January 28, 2025, the Fund added the MSCI Emerging Markets Value Index as a secondary benchmark to compare the Fund's average annual return to a benchmark that the Adviser believes better aligns with the Fund's investment objective and strategies.
Net Assets	$ 639,825,480
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 3,102,410
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$639,825,480
Total number of portfolio holdings	62
Total advisory fees paid	$3,102,410
Portfolio turnover rate	21%

Holdings [Text Block]
Industry Sector as % of Net Assets
Financials	23.96%
Technology	19.45%
Communication Services	12.84%
Consumer Discretionary	12.42%
Consumer Staples	11.46%
Industrials	7.50%
Real Estate	3.26%
Energy	2.75%
Utilities	2.72%
Materials	2.39%
Other	0.97%

Material Fund Change [Text Block]
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
C000249538 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes Emerging Markets Value Fund
Class Name	Class C
Trading Symbol	BEMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class C/BEMCX)	$102*	2.07%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 102	[16]
Expense Ratio, Percent	2.07%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BEMCX - C - Share
Summary of Results
The net asset value of the Brandes Emerging Markets Value Fund (Class C Shares without load) fell 3.76% in the trailing six months ended March 31, 2025, outperforming the negative 5.31% return of the MSCI Emerging Markets Index and the negative 5.29% return of the MSCI Emerging Markets Value Index. Notable contributors included select holdings in industrials and communication services, as well as our underweight to India. Conversely,  several holdings in financials hurt returns, along with positions in China and Indonesia.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Embraer (Brazil). Embraer has maintained its impressive streak, announcing several new wins against competitors in its defense business. This, coupled with an expanding order backlog for regional jets, has further boosted market confidence in the company’s prospects.
Communication Services | Netase (China) and Millicom International Cellular (Luxembourg).
Underweight to India | India underperformed the overall benchmark and our significant underweight aided relative returns.
TOP PERFORMANCE DETRACTORS
Financials | Induslnd Bank (India), Bank Rakyat Indonesia, and Chailease Holding (Taiwan).
China | China Education Group and Galaxy Entertainment (Consumer Discretionary), underweight to China.
Indonesia | Gudang Garam (Tobacco), PT Telkom Indonesia (Diversified Telecommunication Services), and PT Indofood Sukses Makmur (Food Products).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C Shares of the Fund(1). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
(1)The Class C shares’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Emerging Markets Value Fund (Class C/BEMCX) (with maximum sales charge)(1),(2)	3.62%	9.29%	2.90%
Brandes Emerging Markets Value Fund (Class C/BEMCX) (without sales charge)(1)	4.62%	9.29%	2.90%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%
MSCI Emerging Markets Value Index(3)	7.60%	9.81%	3.21%
(1)	The Class C shares’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.
(2)	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.
(3)
Effective January 28, 2025, the Fund added the MSCI Emerging Markets Value Index as a secondary benchmark to compare the Fund's average annual return to a benchmark that the Adviser believes better aligns with the Fund's investment objective and strategies.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	Effective January 28, 2025, the Fund added the MSCI Emerging Markets Value Index as a secondary benchmark to compare the Fund's average annual return to a benchmark that the Adviser believes better aligns with the Fund's investment objective and strategies.
Net Assets	$ 639,825,480
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 3,102,410
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$639,825,480
Total number of portfolio holdings	62
Total advisory fees paid	$3,102,410
Portfolio turnover rate	21%

Holdings [Text Block]
Industry Sector as % of Net Assets
Financials	23.96%
Technology	19.45%
Communication Services	12.84%
Consumer Discretionary	12.42%
Consumer Staples	11.46%
Industrials	7.50%
Real Estate	3.26%
Energy	2.75%
Utilities	2.72%
Materials	2.39%
Other	0.97%

Material Fund Change [Text Block]
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
C000249539 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes Emerging Markets Value Fund
Class Name	Class I
Trading Symbol	BEMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class I/BEMIX)	$55*	1.12%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 55	[17]
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BEMIX - I - Share
Summary of Results
The net asset value of the Brandes Emerging Markets Value Fund (Class I Shares) fell 3.33% in the trailing six months ended March 31, 2025, outperforming the negative 5.31% return of the MSCI Emerging Markets Index and the negative 5.29% return of the MSCI Emerging Markets Value Index. Notable contributors included select holdings in industrials and communication services, as well as our underweight to India. Conversely,  several holdings in financials hurt returns, along with positions in China and Indonesia.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Embraer (Brazil). Embraer has maintained its impressive streak, announcing several new wins against competitors in its defense business. This, coupled with an expanding order backlog for regional jets, has further boosted market confidence in the company’s prospects.
Communication Services | Netase (China) and Millicom International Cellular (Luxembourg).
Underweight to India | India underperformed the overall benchmark and our significant underweight aided relative returns.
TOP PERFORMANCE DETRACTORS
Financials | Induslnd Bank (India), Bank Rakyat Indonesia, and Chailease Holding (Taiwan).
China | China Education Group and Galaxy Entertainment (Consumer Discretionary), underweight to China.
Indonesia | Gudang Garam (Tobacco), PT Telkom Indonesia (Diversified Telecommunication Services), and PT Indofood Sukses Makmur (Food Products).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I Shares of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Emerging Markets Value Fund (Class I/BEMIX)	5.53%	10.22%	3.71%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%
MSCI Emerging Markets Value Index(1)	7.60%	9.81%	3.21%
(1)
Effective January 28, 2025, the Fund added the MSCI Emerging Markets Value Index as a secondary benchmark to compare the Fund's average annual return to a benchmark that the Adviser believes better aligns with the Fund's investment objective and strategies.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	Effective January 28, 2025, the Fund added the MSCI Emerging Markets Value Index as a secondary benchmark to compare the Fund's average annual return to a benchmark that the Adviser believes better aligns with the Fund's investment objective and strategies.
Net Assets	$ 639,825,480
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 3,102,410
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$639,825,480
Total number of portfolio holdings	62
Total advisory fees paid	$3,102,410
Portfolio turnover rate	21%

Holdings [Text Block]
Industry Sector as % of Net Assets
Financials	23.96%
Technology	19.45%
Communication Services	12.84%
Consumer Discretionary	12.42%
Consumer Staples	11.46%
Industrials	7.50%
Real Estate	3.26%
Energy	2.75%
Utilities	2.72%
Materials	2.39%
Other	0.97%

Material Fund Change [Text Block]
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
C000249541 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes Emerging Markets Value Fund
Class Name	Class R6
Trading Symbol	BEMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class R6/BEMRX)	$48*	0.97%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 48	[18]
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BEMRX - R6 - Share
Summary of Results
The net asset value of the Brandes Emerging Markets Value Fund (Class R6 Shares) fell 3.27% in the trailing six months ended March 31, 2025, outperforming the negative 5.31% return of the MSCI Emerging Markets Index and the negative 5.29% return of the MSCI Emerging Markets Value Index. Notable contributors included select holdings in industrials and communication services, as well as our underweight to India. Conversely,  several holdings in financials hurt returns, along with positions in China and Indonesia.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Embraer (Brazil). Embraer has maintained its impressive streak, announcing several new wins against competitors in its defense business. This, coupled with an expanding order backlog for regional jets, has further boosted market confidence in the company’s prospects.
Communication Services | Netase (China) and Millicom International Cellular (Luxembourg).
Underweight to India | India underperformed the overall benchmark and our significant underweight aided relative returns.
TOP PERFORMANCE DETRACTORS
Financials | Induslnd Bank (India), Bank Rakyat Indonesia, and Chailease Holding (Taiwan).
China | China Education Group and Galaxy Entertainment (Consumer Discretionary), underweight to China.
Indonesia | Gudang Garam (Tobacco), PT Telkom Indonesia (Diversified Telecommunication Services), and PT Indofood Sukses Makmur (Food Products).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 Shares of the Fund(1). It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
(1)Performance shown prior to July 11, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Emerging Markets Value Fund (Class R6/BEMRX)(1)	5.70%	10.34%	3.84%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%
MSCI Emerging Markets Value Index(2)	7.60%	9.81%	3.21%
(1)	Performance shown prior to July 11, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.
(2)
Effective January 28, 2025, the Fund added the MSCI Emerging Markets Value Index as a secondary benchmark to compare the Fund's average annual return to a benchmark that the Adviser believes better aligns with the Fund's investment objective and strategies.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	Effective January 28, 2025, the Fund added the MSCI Emerging Markets Value Index as a secondary benchmark to compare the Fund's average annual return to a benchmark that the Adviser believes better aligns with the Fund's investment objective and strategies.
Net Assets	$ 639,825,480
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 3,102,410
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$639,825,480
Total number of portfolio holdings	62
Total advisory fees paid	$3,102,410
Portfolio turnover rate	21%

Holdings [Text Block]
Industry Sector as % of Net Assets
Financials	23.96%
Technology	19.45%
Communication Services	12.84%
Consumer Discretionary	12.42%
Consumer Staples	11.46%
Industrials	7.50%
Real Estate	3.26%
Energy	2.75%
Utilities	2.72%
Materials	2.39%
Other	0.97%

Material Fund Change [Text Block]
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
C000249542 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes Core Plus Fixed Income Fund
Class Name	Class A
Trading Symbol	BCPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Core Plus Fixed Income Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Core Plus Fixed Income Fund (Class A/BCPAX)	$25*	0.50%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 25	[19]
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BCPAX - A - Share
Summary of Results
The net asset value of the Brandes Core Plus Fixed Income Fund (Class A Shares, without load) fell 0.18% in the trailing six months ended March 31, 2025, outperforming the negative 0.37% return of the Bloomberg U.S. Aggregate Bond Index. From a sector standpoint, notable contributors were holdings in banks and media; whereas select holdings in telecom and student loan asset backed securities (“ABS”) modestly detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Banks | US Bank and Goldman Sachs
Media | Univision Communications
Overall Duration Positioning | The portfolio duration was positioned at 90% of the duration of the benchmark throughout the period. This aided performance as yields rose across the yield curve.
Underweight Agency Mortgage-Backed Securities
TOP PERFORMANCE DETRACTORS
Telecom | Telecom Italia
ABS | SLMA student loan floating rate securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Core Plus Fixed Income Fund (Class A/BCPAX) (with maximum sales charge)(1)	0.64%	0.10%	1.25%
Brandes Core Plus Fixed Income Fund (Class A/BCPAX) (without sales charge)	4.52%	0.87%	1.64%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
(1)	Maximum sales charge imposed on Class A purchases is 3.75%.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 129,559,745
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 54,852
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$129,559,745
Total number of portfolio holdings	72
Total advisory fees paid	$54,852
Portfolio turnover rate	5%

Holdings [Text Block]	Asset Type as % of Net Assets
US Governments	63.57%
Corporate Bonds	27.93%
Federal and Federally Sponsored Credits	3.64%
Foreign Issuer Bonds	2.09%
Other	1.94%

Material Fund Change [Text Block]
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
C000249543 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes Core Plus Fixed Income Fund
Class Name	Class I
Trading Symbol	BCPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Core Plus Fixed Income Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Core Plus Fixed Income Fund (Class I/BCPIX)	$15*	0.30%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 15	[20]
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BCPIX - I - Share
Summary of Results
The net asset value of the Brandes Core Plus Fixed Income Fund (Class I Shares) fell 0.06% in the trailing six months ended March 31, 2025, outperforming the negative 0.37% return of the Bloomberg U.S. Aggregate Bond Index. From a sector standpoint, notable contributors were holdings in banks and media; whereas select holdings in telecom and student loan asset backed securities (“ABS”) modestly detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Banks | US Bank and Goldman Sachs
Media | Univision Communications
Overall Duration Positioning | The portfolio duration was positioned at 90% of the duration of the benchmark throughout the period. This aided performance as yields rose across the yield curve.
Underweight Agency Mortgage-Backed Securities
TOP PERFORMANCE DETRACTORS
Telecom | Telecom Italia
ABS | SLMA student loan floating rate securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I Shares of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Core Plus Fixed Income Fund (Class I/BCPIX)	4.85%	1.09%	1.89%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 129,559,745
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 54,852
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$129,559,745
Total number of portfolio holdings	72
Total advisory fees paid	$54,852
Portfolio turnover rate	5%

Holdings [Text Block]	Asset Type as % of Net Assets
US Governments	63.57%
Corporate Bonds	27.93%
Federal and Federally Sponsored Credits	3.64%
Foreign Issuer Bonds	2.09%
Other	1.94%

Material Fund Change [Text Block]
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
C000249544 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes Core Plus Fixed Income Fund
Class Name	Class R6
Trading Symbol	BCPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Core Plus Fixed Income Fund (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Core Plus Fixed Income Fund (Class R6/BCPRX)	$15*	0.30%
*	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 15	[21]
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - BCPRX - R6 - Share
Summary of Results
The net asset value of the Brandes Core Plus Fixed Income Fund (Class R6 Shares) fell 0.06% in the trailing six months ended March 31, 2025, outperforming the negative 0.37% return of the Bloomberg U.S. Aggregate Bond Index. From a sector standpoint, notable contributors were holdings in banks and media; whereas select holdings in telecom and student loan asset backed securities (“ABS”) modestly detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Banks | US Bank and Goldman Sachs
Media | Univision Communications
Overall Duration Positioning | The portfolio duration was positioned at 90% of the duration of the benchmark throughout the period. This aided performance as yields rose across the yield curve.
Underweight Agency Mortgage-Backed Securities
TOP PERFORMANCE DETRACTORS
Telecom | Telecom Italia
ABS | SLMA student loan floating rate securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 Shares of the Fund. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Core Plus Fixed Income Fund (Class R6/BCPRX)(1)	4.85%	1.72%	2.40%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
(1)	Performance shown prior to October 10, 2017 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 129,559,745
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 54,852
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$129,559,745
Total number of portfolio holdings	72
Total advisory fees paid	$54,852
Portfolio turnover rate	5%

Holdings [Text Block]	Asset Type as % of Net Assets
US Governments	63.57%
Corporate Bonds	27.93%
Federal and Federally Sponsored Credits	3.64%
Foreign Issuer Bonds	2.09%
Other	1.94%

Material Fund Change [Text Block]
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature
C000249545 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes Separately Managed Account Reserve Trust
Class Name	Brandes Separately Managed Account Reserve Trust
Trading Symbol	SMARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Separately Managed Account Reserve Trust (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the Period?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brandes Separately Managed Account Reserve Trust**	$0	0.00%
**	No expenses have been charged to the Fund over the period, as the Fund participates in a wrap-fee program sponsored by investment advisors unaffiliated with the Fund.

Expenses Paid, Amount	$ 0	[22]
Expense Ratio, Percent	0.00%	[22]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance - SMARX
Summary of Results
The net asset value of the Brandes Separately Managed Account Reserve Trust rose 0.28% in the trailing six months ended March 31, 2025, outperforming the negative 0.37% return of the Bloomberg U.S. Aggregate Bond Index. From a sector standpoint, notable contributors were holdings in banks and media; whereas select holdings in telecom and student loan asset backed securities (“ABS”) modestly detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Banks | US Bank and Goldman Sachs
Media | Univision Communications
Overall Duration Positioning | The portfolio duration was positioned at 90% of the duration of the benchmark throughout the period. This aided performance as yields rose across the yield curve.
Underweight Agency Mortgage-Backed Securities
TOP PERFORMANCE DETRACTORS
Telecom | Telecom Italia
ABS | SLMA student loan floating rate securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Separately Managed Account Reserve Trust	5.71%	2.77%	3.04%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. Intermediate Credit Bond Index	6.21%	2.34%	2.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 183,922,862
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2025
Fund net assets	$183,922,862
Total number of portfolio holdings	57
Total advisory fees paid	$0
Portfolio turnover rate	6%

Holdings [Text Block]	Asset Type as % of Net Assets
Corporate Bonds	54.91%
US Governments	31.83%
Foreign Issuer Bonds	4.98%
Federal and Federally Sponsored Credits	4.36%
Other	2.91%

Material Fund Change [Text Block]
Material Fund Changes
Subsequent to September 30, 2024, the Board of Trustees approved a change in the fiscal year end of the Fund to March 31 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus, at brandes.com/funds/regulatory-literature or upon request at 1-800-395-3807 (toll free).

Updated Prospectus Phone Number	1-800-395-3807
Updated Prospectus Web Address	brandes.com/funds/regulatory-literature

[1]	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
[2]	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
[3]	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
[4]	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
[5]	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
[6]	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
[7]	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
[8]	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
[9]	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
[10]	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
[11]	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
[12]	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
[13]	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
[14]	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
[15]	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
[16]	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
[17]	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
[18]	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
[19]	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
[20]	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
[21]	Represents the fee for the period from October 1, 2024 to March 31, 2025. Expenses for a full annual reporting period would be higher.
[22]	No expenses have been charged to the Fund over the period, as the Fund participates in a wrap-fee program sponsored by investment advisors unaffiliated with the Fund.